UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2010

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	63

Form 13F Information Table Value Total:	$ 2,831,161
List of Other Included Managers:

No.	13F File Number	Name

None

                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

3M Company                       com           88579Y101         477      5500 SH     SOLE                   5500     0        0
Abbott Labs                      com           002824100       96664   1850387 SH     SOLE                 626182     0  1224205
Ace Ltd                          shs           H0023R105       80608   1383825 SH     SOLE                 463685     0   920140
Agrium Inc.                      com           008916108       29620    394991 SH     SOLE                 116261     0   278730
Altria Group                     com           02209S103         288     12000 SH     SOLE                  12000     0        0
Ameriprise Financial             com           03076c106         205      4340 SH     SOLE                   4340     0        0
Amgen Inc.                       com           031162100       55550   1007990 SH     SOLE                 361885     0   646105
Apache Corp.                     com           037411105       64434    659100 SH     SOLE                 219545     0   439555
AT&T Inc.                        com           00206R102         394     13776 SH     SOLE                  13776     0        0
Bank of America Corp.            com           060505104      100658   7682385 SH     SOLE                2584560     0  5097825
Berkshire Hathaway Inc.          cl a          084670108        2490        20 SH     SOLE                     20     0        0
Blackrock Muniyield Insured Fund com           09254e103         283     20000 SH     SOLE                  20000     0        0
Chevron Corp                     com           166764100      128614   1586848 SH     SOLE                 544678     0  1042170
Church & Dwight Co.              com           171340102       29038    447150 SH     SOLE                 317850     0   129300
Cisco Systems Inc.               com           17275R102       79968   3651505 SH     SOLE                1238530     0  2412975
Comcast Corp. Special Cl A       cl a spl      20030N200       88117   5180317 SH     SOLE                1876542     0  3303775
Consolidated Edison Inc.         com           209115104         434      9000 SH     SOLE                   9000     0        0
Covidien PLC                     shs           G2554F105       93019   2314492 SH     SOLE                 771473     0  1543019
CSX Corp.                        com           126408103       96680   1747659 SH     SOLE                 594534     0  1153125
CVS Caremark Corp.               com           126650100      106346   3379277 SH     SOLE                1080142     0  2299135
Devon Energy Corp.               com           25179M103       87244   1347606 SH     SOLE                 431519     0   916087
Dupont De Nemours                com           263534109         267      5977 SH     SOLE                   5977     0        0
El Paso Corporation              com           28336L109      100117   8086975 SH     SOLE                2682295     0  5404680
EMC Corporation                  com           268648102        3188    156960 SH     SOLE                      0     0   156960
Exelon Corp.                     com           30161N101         511     12000 SH     SOLE                  12000     0        0
GlaxoSmithKline                  sponsored adr 37733W105         540     13656 SH     SOLE                  13656     0        0
Goldman Sachs Group Inc          com           38141G104       66050    456840 SH     SOLE                 152545     0   304295
Halliburton Co.                  com           406216101       80630   2438175 SH     SOLE                 808405     0  1629770
Hewlett Packard Co.              com           428236103      114865   2730330 SH     SOLE                 917560     0  1812770
Home Depot                       com           437076102         317     10000 SH     SOLE                  10000     0        0
Ingersoll-Rand PLC               shs           g47791101       80151   2244500 SH     SOLE                 752910     0  1491590
Intel Corp.                      com           458140100         317     16500 SH     SOLE                  16500     0        0
International Business Machines Ccom           459200101       89386    666365 SH     SOLE                 226175     0   440190
Ishares Russell 1000 Value       russell1000val464287598         334      5665 SH     SOLE                   5665     0        0
ITT Corp.                        com           450911102       42054    898005 SH     SOLE                 298465     0   599540
Johnson & Johnson                com           478160104         465      7500 SH     SOLE                   7500     0        0
JPMorgan Chase & Co.             com           46625H100      106488   2797899 SH     SOLE                 883444     0  1914455
Kraft Foods Inc-A                cl a          50075N104         252      8152 SH     SOLE                   8152     0        0
Lowe's Cos., Inc.                com           548661107       79430   3563500 SH     SOLE                1265790     0  2297710
MasterCard Inc. Class A          cl a          57636q104       80451    359155 SH     SOLE                 104075     0   255080
McDonalds Corp.                  com           580135101         298      4000 SH     SOLE                   4000     0        0
MetLife Inc.                     com           59156R108       99331   2583375 SH     SOLE                 888205     0  1695170
Microsoft Corp.                  com           594918104         245     10000 SH     SOLE                  10000     0        0
Nike Inc - Cl B                  cl b          654106103         321      4000 SH     SOLE                   4000     0        0
Nuveen Insured Municipal Opportuncom           670984103         370     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         305     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       92257   3436023 SH     SOLE                1194948     0  2241075
Pepsico Inc.                     com           713448108         266      4000 SH     SOLE                   4000     0        0
Philip Morris International      com           718172109         336      6000 SH     SOLE                   6000     0        0
Praxair, Inc.                    com           74005P104       76559    848210 SH     SOLE                 307610     0   540600
Pulte Group Inc.                 com           745867101       27346   3121685 SH     SOLE                1044345     0  2077340
Rockwell Collins Inc.            com           774341101       73591   1263363 SH     SOLE                 425895     0   837468
The Procter & Gamble Co.         com           742718109         240      4000 SH     SOLE                   4000     0        0
The Walt Disney Co.              com disney    254687106         331     10000 SH     SOLE                  10000     0        0
Thermo Fisher Scientific Inc.    com           883556102       71624   1495898 SH     SOLE                 496403     0   999495
Time Warner Cable Inc.           com           88732J207        4034     74726 SH     SOLE                      0     0    74726
United Parcel Service- Cl B      cl b          911312106       78520   1177390 SH     SOLE                 395515     0   781875
United Technologies Corp.        com           913017109      100640   1412881 SH     SOLE                 481171     0   931710
UnitedHealth Group               com           91324P102       69793   1987835 SH     SOLE                 662615     0  1325220
Verizon Communications           com           92343v104         278      8540 SH     SOLE                   8540     0        0
Wells Fargo & Co.                com           949746101       59975   2388035 SH     SOLE                 815025     0  1573010
Western Union Co.                com           959802109         177     10000 SH     SOLE                  10000     0        0
Wyndham Worldwide Corp           com           98310W108       87380   3180916 SH     SOLE                 972290     0  2208626